Taxes - Summary of Realization and Present Value of Tax Credits and From Provision for Deferred Income Tax and Social Contribution (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 56,095
Temporary differences, percentage	100.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 5,528
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	100.00%
Deferred tax assets	R$ 61,623	R$ 45,734	R$ 39,140
Deferred tax assets, percentage	100.00%
Deferred tax liabilities	R$ (5,461)
Deferred tax liabilities, percentage	100.00%
Net deferred taxes	R$ 56,162
Net deferred taxes,percentage	100.00%
Present value of temporary differences	R$ 53,476
Present value of tax loss /social contribution loss carryforwards	5,147
Present value of deferred tax assets	58,623
Present value of deferred tax liabilities	(4,847)
Present value of net deferred taxes	53,776
Up to one year [member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 10,792
Temporary differences, percentage	19.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 971
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	18.00%
Deferred tax assets	R$ 11,763
Deferred tax assets, percentage	19.00%
Deferred tax liabilities	R$ (168)
Deferred tax liabilities, percentage	3.00%
Net deferred taxes	R$ 11,595
Net deferred taxes,percentage	21.00%
Later than one year and not later than two years [member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 15,832
Temporary differences, percentage	28.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 521
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	9.00%
Deferred tax assets	R$ 16,353
Deferred tax assets, percentage	27.00%
Deferred tax liabilities	R$ (500)
Deferred tax liabilities, percentage	9.00%
Net deferred taxes	R$ 15,853
Net deferred taxes,percentage	28.00%
Later than one year and not later than three years [member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 14,821
Temporary differences, percentage	26.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 566
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	10.00%
Deferred tax assets	R$ 15,387
Deferred tax assets, percentage	25.00%
Deferred tax liabilities	R$ (186)
Deferred tax liabilities, percentage	4.00%
Net deferred taxes	R$ 15,201
Net deferred taxes,percentage	27.00%
Later than three years and not later than four years [member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 3,245
Temporary differences, percentage	6.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 664
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	12.00%
Deferred tax assets	R$ 3,909
Deferred tax assets, percentage	6.00%
Deferred tax liabilities	R$ (136)
Deferred tax liabilities, percentage	2.00%
Net deferred taxes	R$ 3,773
Net deferred taxes,percentage	7.00%
Later than four years and not later than five years [member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 2,571
Temporary differences, percentage	5.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 714
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	13.00%
Deferred tax assets	R$ 3,285
Deferred tax assets, percentage	5.00%
Deferred tax liabilities	R$ (212)
Deferred tax liabilities, percentage	4.00%
Net deferred taxes	R$ 3,073
Net deferred taxes,percentage	5.00%
Over 5 years [member]
Disclosure of estimate of realization and present value of net deferred taxes [line items]
Temporary differences	R$ 8,834
Temporary differences, percentage	16.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 2,092
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	38.00%
Deferred tax assets	R$ 10,926
Deferred tax assets, percentage	18.00%
Deferred tax liabilities	R$ (4,259)
Deferred tax liabilities, percentage	78.00%
Net deferred taxes	R$ 6,667
Net deferred taxes,percentage	12.00%